Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Change in Accumulated Other Comprehensive Income by Category
The change in accumulated other comprehensive income by category is provided as follows.

	2016
(in millions)	Opening balance January 1	Net Change	Ending balance December 31
Net unrealized foreign currency translation gains (losses):
Unrealized foreign currency translation gains (losses) on net investments in foreign operations	$1,281	$(54)	$1,227
(Losses) gains on hedges of net investments in foreign operations	(476)	4	(472)
Income tax recovery	1	—	1
	806	(50)	756
Available-for-sale investment: (Notes 9, 28 and 30)
Realized gain on available-for-sale investment	(2)	2	—

Cash flow hedges: (Note 30)
Net change in fair value of cash flow hedges	3	5	8
Income tax expense	(1)	(2)	(3)
	2	3	5
Unrealized employee future benefits (losses) gains: (Note 26)
Unamortized net actuarial (losses) gains	(20)	1	(19)
Unamortized past service costs	(1)	(2)	(3)
Income tax recovery	6	—	6
	(15)	(1)	(16)
Accumulated other comprehensive income	$791	$(46)	$745

	2015
(in millions)	Opening balance January 1	Net Change	Ending balance December 31
Net unrealized foreign currency translation gains (losses):
Unrealized foreign currency translation gains on net investments in foreign operations	$273	$1,008	$1,281
Losses on hedges of net investments in foreign operations	(131)	(345)	(476)
Income tax recovery	2	(1)	1
	144	662	806
Available-for-sale investment: (Notes 9, 28 and 30)
Unrealized loss on available-for-sale investment	—	(2)	(2)

Cash flow hedges: (Note 30)
Net change in fair value of cash flow hedges	1	2	3
Income tax expense	—	(1)	(1)
	1	1	2
Unrealized employee future benefits (losses) gains: (Note 26)
Unamortized net actuarial losses	(20)	—	(20)
Unamortized past service costs	(2)	1	(1)
Income tax recovery	6	—	6
	(16)	1	(15)
Accumulated other comprehensive income	$129	$662	$791